Subsequent Events	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Jul. 31, 2022
Subsequent Events

Note 9 - Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to November 21, 2022, the date the unaudited condensed financial statements were available to be issued. Based upon the review, except as disclosed below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

Redemption of Ordinary Shares

As of November 14, 2022, the end of the redemption period for the Ordinary Shares issued as part of the units in the Company’s IPO consummated on November 24, 2021, an aggregate of 6,033,455 Ordinary Shares were tendered for redemption in connection with the Special Meeting. The final redemption price was $10.0837 per share redeemed with the total redemption value of approximately $60.8 million.

Forward Purchase Agreement

On November 1, 2022, the Company and Greentree Financial Group, Inc., a Florida corporation “Greentree”) entered into an agreement (the “Forward Purchase Agreement”) pursuant to which, among other things, (a) Greentree intends, but is not obligated, to purchase the Company’s Ordinary Shares, after the date of the Forward Purchase Agreement from holders of the Ordinary Shares, other than the Company or its affiliates, who have redeemed their Ordinary Shares or indicated an interest in redeeming the Ordinary Shares they hold pursuant to the redemptions rights set forth in the Company’s Current Charter in connection with the Business Combination; and (b) Greentree has agreed to waive any redemption rights in connection with the Business Combination with respect to any Ordinary Shares it purchases in accordance with the Forward Purchase Agreement. Such waiver by Greentree may reduce the number of Ordinary Shares redeemed in connection with the Share Purchase, which reduction could alter the perception of the potential strength of the Business Combination transaction contemplated by the SPA. To the extent Greentree purchases the Company’s Ordinary Shares in accordance with the Forward Purchase Agreement, Greentree may elect to sell and transfer to the Company, and the Company has agreed to purchase, in the aggregate up to 125,000 Ordinary Shares (the “Investor Shares”) then held by Greentree on the sixty (60) day anniversary of the date of the closing of the Share Purchase, and pay Greentree at a price of $10.41 per Investor Share (the “Investor Shares Purchase Price”), out of the funds held in the Trust Account, the Escrowed Funds.

On November 9, 2022, 8i and Greentree entered into a Termination Agreement terminating the Forward Purchase Agreement.

Prepaid Forward Agreements

On November 9, 2022, the Company, EUDA and certain institutional investor (the “Seller 1”) entered into an agreement (the “Prepaid Forward Agreement 1”) for an equity prepaid forward transaction (the “Prepaid Forward Transaction 1”). Pursuant to the terms of the Prepaid Forward Agreement 1, Seller 1 may (i) purchase through a broker in the open market, from holders of Shares (as defined below) other than the Company or affiliates thereof, the Company’s ordinary shares, no par value, (the “Shares”), or (ii) reverse Seller 1’s prior exercise of redemption rights as to Shares in connection with the Business Combination (all such purchased or reversed Shares, the “Recycled Shares 1”). While Seller 1 has no obligation to purchase any Shares under the Prepaid Forward Agreement 1, the aggregate total Recycled Shares 1 that may be purchased or reversed under the Prepaid Forward Agreement 1 shall be no more than 1,400,000 shares. Seller 1 agreed to hold the Recycled Shares 1, for the benefit of (a) the Company until the closing of the Business Combination (the “Closing”) and (b) EUDA after the Closing (each a “Counterparty”). Seller 1 also may not beneficially own greater than 9.9% of issued and outstanding Shares following the Business Combination.

On November 13, 2022, the Company, EUDA Health and certain institutional investor (the “Seller 2”) entered into another agreement (the “Prepaid Forward Agreement 2”) for an equity prepaid forward transaction (the “Prepaid Forward Transaction 2”). Pursuant to the terms of the Prepaid Forward Agreement 2, Seller 2 may (i) purchase through a broker in the open market, from holders of Shares (as defined below) other than the Company or affiliates thereof, the Company’s Shares, or (ii) reverse Seller 2’s prior exercise of redemption rights as to Shares in connection with the Business Combination (all such purchased or reversed Shares, the “Recycled Shares 2”). While Seller 2 has no obligation to purchase any Shares under the Prepaid Forward Agreement 2, the aggregate total Recycled Shares 2 that may be purchased or reversed under the Prepaid Forward Agreement 2 shall be no more than 1,125,000 shares. Seller 2 agreed to hold the Recycled Shares 2 for the benefit of (a) the Company until the closing of the Business Combination (the “Closing”) and (b) EUDA after the Closing (each a “Counterparty”). Seller 2 also may not beneficially own greater than 9.9% of issued and outstanding Shares following the Business Combination.

Waiver Agreement to the SPA

On each of November 7, 2022 and November 15, 2022, 8i and the Seller entered into a Waiver Agreement (the “Waiver Agreements”) waiving among other things, the following conditions to closing of the SPA (the “Closing”), effective as of the date of Closing:

●	that United Overseas Bank Limited has consented in writing to the consummation of the SPA under each of the Banking Facility Agreement dated August 21, 2019 between Kent Ridge Healthcare Singapore Private Limited (formerly known as Sheares HMO Private Limited) and United Overseas Bank Limited and the Deed of Debenture dated October 16, 2019 between Kent Ridge Healthcare Singapore Private Limited and United Overseas Bank Limited;
●	that Funding Societies Private Limited has consented in writing to the consummation of the Transaction under the Note issuance agreement (bolt term financing) dated February 23, 2022, along with the investment note certificate dated February 24, 2022 representing the aggregate value of SGD100,000 between Kent Ridge Healthcare Singapore Private Limited as issuer, Chen Weiwen Kelvin as guarantor, Funding Societies Private Limited as an agent acting on behalf of the investors, and DBS Bank Limited Singapore as escrow agent;
●	that EUDA will have aggregate cash equal to or exceed $10.0 million immediately prior to Closing;
●	that certain designees of the Seller, who will receive an aggregate of 1,000,000 ordinary shares of the Company at Closing will be required to sign the Lock-Up Agreement; and
●	that Kent Ridge Health Private Limited shall have irrevocably amended its organizational documents to remove “Kent Ridge” from its official name; and
●	that the Purchaser shall cause the Company to obtain and fully pay the premium for the “tail” insurance policies for the extension of the directors’ and officers’ liability coverage of the Company’s existing directors’ and officers’ insurance policy and the Company’s existing fiduciary liability insurance policies.

Settlement Agreements

On November 17, 2022, the Company executed a settlement agreement with one of its vendors (“Vendor 1”) reflecting the agreed terms of addition terms and fees of $300,000, which is set forth in a Promissory Note (“Note 1”) with maturity date on November 17, 2023 and subject to the terms and conditions of certain letter agreement. The Company shall issue 60,000 restricted ordinary shares to the Vendor 1 at an assumed price of $5.00 per Share. In the event that the Note 1 is paid in full, the Vendor 1 shall return all 60,000 shares to the Company for cancellation. If any shares sold prior to the maturity date of the Note 1, it shall reduce the amount due and owing under the Note 1. In the event the principal amount of $300,000 is not paid in full on or prior to November 17, 2023, such amounts shall automatically be converted into the Company’s ordinary shares with conversion price using the five day volume-weighted average price of the Company’s ordinary shares immediately preceding November 17, 2023.

Promissory Notes

On November 17, 2022, the Company executed a convertible promissory note in the principal amount of $2,113,125 due on November 17, 2023 with one of its vendors. In the event the principal amount is not paid in full on or prior to November 17, 2023, such amounts shall automatically be converted into the Company’s ordinary shares with conversion price of $5.00 per share.

On November 17, 2022, the Company executed a promissory note (“Note 2”) in the principal amount of $170,000 due on February 15, 2023 with one of EUDA’s vendors. Note 2 shall bear no interest. From and after February 15, 2023, if any amount payable is not paid when due, such Note 2 will bear a 15% interest rate per annum until paid in full.

On November 17, 2022, the Company executed a convertible promissory note in the principal amount of $82,600 due on November 17, 2023 with the Company’s Sponsor. In the event the principal amount is not paid in full on or prior to November 17, 2023, such amount shall automatically be converted into the Company’s ordinary shares with conversion price using the five day volume-weighted average price of the Company’s ordinary shares immediately preceding November 17, 2023.

On November 17, 2022, the Company executed a convertible promissory note in the principal amount of $87,500 due on November 17, 2023 with one of EUDA Health’s vendors. In the event the principal amount is not paid in full on or prior to November 17, 2023, such amounts shall automatically be converted into the Company’s ordinary shares with conversion price using the five day volume-weighted average price of the Company’s ordinary shares immediately preceding November 17, 2023.

On November 17, 2022, the Company executed a convertible promissory note in the principal amount of $119,000 due on November 17, 2023 with one of EUDA Health’s vendors. In the event the principal amount is not paid in full on or prior to November 17, 2023, such amount shall automatically be converted into the Company’s ordinary shares with conversion price using the five day volume-weighted average price of the Company’s ordinary shares immediately preceding November 17, 2023.

On November 17, 2022, the Company executed a convertible promissory note in the principal amount of $700,000 due on November 17, 2023 with Mr. Meng Dong (James) Tan, the Company’s former Chief Executive Officer and Chairman of the Company’s board of directors. In the event the principal amount is not paid in full on or prior to November 17, 2023, such amount shall automatically be converted into the Company’s ordinary shares with conversion price using the five day volume-weighted average price of the Company’s ordinary shares immediately preceding November 17, 2023.

Completion of the Business Combination

On November 17, 2022, the Company completed the closing of the Business Combination with EUDA Health.

Note 9 - Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to August 29, 2022, the date the financial statements was available to be issued. Based upon the review, except as disclosed below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.

On August 16, 2022, the Company entered into a promissory note with Mr. Tan for $200,000 (the “August Note”, together with the January Note and the March Note, collectively, the “Promissory Notes”). The Promissory Notes were non-interest bearing and payable promptly after the date on which the Company consummates an Initial Business Combination.

EUDA Health Limited [Member]
Subsequent Events

Note 21 – Subsequent events

The Company evaluated all events and transactions that occurred after June 30, 2022 up through the date the Company issued these consolidated financial statements on August 12, 2022. The Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statement.

Note 20 – Subsequent events

The Company evaluated all events and transactions that occurred after September 30, 2022 up through the date the Company issued these unaudited condensed consolidated financial statements on November 23, 2022. Except as disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statement.

Settlement Agreements

On November 17, 2022, the Company executed a settlement agreement with one of 8i acquisition’s vendors (“Vendor 1”) reflecting the agreed terms of addition terms and fees of $300,000, which shall be set forth in a promissory note with maturity date on November 17, 2023 and subject to the terms and conditions of certain letter agreement. The Company issued 60,000 restricted ordinary shares to the Vendor 1 at an assumed price of $5.00 per share. In the event that the promissory note is paid in full, the Vendor 1 shall return all 60,000 shares to the Company for cancellation. Any shares sold prior to the maturity date of the promissory note, it shall reduce the amount due and owing under the promissory note.

Promissory Notes

On November 17, 2022, the Company executed a convertible promissory note in the principal amount of $2,113,125 due on November 17, 2023 with one of 8i Acquisition’s vendors. In the event the principal amount is not paid in full on or prior to November 17, 2023, such amounts shall automatically be converted into 8i Acquisition’s ordinary shares with conversion price of $5.00 per share.

On November 17, 2022, the Company executed a promissory note in the principal amount of $170,000 due on February 15, 2023 with one of the Company’s vendors. The promissory note shall bear no interest. From and after February 15, 2023, if any amount payable is not paid when due, such promissory note will bear a 15% interest rate per annum until paid in full.

On November 17, 2022, the Company executed a convertible promissory note in the principal amount of $82,600 due on November 17, 2023 with 8i Acquisition’s Sponsor. In the event the principal amount is not paid in full on or prior to November 17, 2023, such amount shall automatically be converted into 8i Acquisition’s ordinary shares with conversion price using the five day volume-weighted average price of 8i Acquisition’s ordinary shares immediately preceding November 17, 2023.

On November 17, 2022, the Company executed a convertible promissory note in the principal amount of $87,500 due on November 17, 2023 with one of the Company’s vendors. In the event the principal amount is not paid in full on or prior to November 17, 2023, such amounts shall automatically be converted into 8i Acquisition’s ordinary shares with conversion price using the five day volume-weighted average price of 8i Acquisition’s ordinary shares immediately preceding November 17, 2023.

On November 17, 2022, the Company executed a convertible promissory note in the principal amount of $119,000 due on November 17, 2023 with one of the Company’s vendors. In the event the principal amount is not paid in full on or prior to November 17, 2023, such amount shall automatically be converted into 8i Acquisition’s ordinary shares with conversion price using the five day volume-weighted average price of 8i Acquisition’s ordinary shares immediately preceding November 17, 2023.

On November 17, 2022, the Company executed a convertible promissory note in the principal amount of $700,000 due on November 17, 2023 with Mr. Meng Dong (James) Tan, 8i Acquisition’s former Chief Executive Officer and former Chairman of 8i Acquisition’s board of directors. In the event the principal amount is not paid in full on or prior to November 17, 2023, such amount shall automatically be converted into 8i Acquisition’s ordinary shares with conversion price using the five day volume-weighted average price of 8i Acquisition’s ordinary shares immediately preceding November 17, 2023.

Prepaid Forward Agreements

On November 9, 2022, 8i Acquisition, the Company and certain institutional investor (the “Seller 1”) entered into an agreement (the “Prepaid Forward Agreement 1”) for an equity prepaid forward transaction (the “Prepaid Forward Transaction 1”). Pursuant to the terms of the Prepaid Forward Agreement 1, Seller 1 may (i) purchase through a broker in the open market, from holders of Shares (as defined below) other than 8i Acquisition or affiliates thereof, 8i Acquisition’s ordinary shares, no par value, (the “Shares”), or (ii) reverse Seller 1’s prior exercise of redemption rights as to Shares in connection with the Business Combination (all such purchased or reversed Shares, the “Recycled Shares 1”). While Seller 1 has no obligation to purchase any Shares under the Prepaid Forward Agreement 1, the aggregate total Recycled Shares 1 that may be purchased or reversed under the Prepaid Forward Agreement 1 shall be no more than 1,400,000 shares. Seller 1 has agreed to hold the Recycled Shares 1, for the benefit of (a) 8i Acquisition until the closing of the Business Combination (the “Closing”) and (b) the Company after the Closing (each a “Counterparty”). Seller 1 also may not beneficially own greater than 9.9% of issued and outstanding Shares following the Business Combination.

On November 13, 2022, 8i Acquisition, the Company and certain institutional investor (the “Seller 2”) entered into another agreement (the “Prepaid Forward Agreement 2”) for an equity prepaid forward transaction (the “Prepaid Forward Transaction 2”). Pursuant to the terms of the Prepaid Forward Agreement 2, Seller 2 may (i) purchase through a broker in the open market, from holders of Shares (as defined below) other than 8i Acquisition or affiliates thereof, 8i Acquisition’s Shares, or (ii) reverse Seller 2’s prior exercise of redemption rights as to Shares in connection with the Business Combination (all such purchased or reversed Shares, the “Recycled Shares 2”). While Seller 2 has no obligation to purchase any Shares under the Prepaid Forward Agreement 2, the aggregate total Recycled Shares 2 that may be purchased or reversed under the Prepaid Forward Agreement 2 shall be no more than 1,125,000 shares. Seller 2 has agreed to hold the Recycled Shares 2 for the benefit of (a) 8i Acquisition until the closing of the Business Combination and (b) the Company after the Closing (each a “Counterparty”). Seller 2 also may not beneficially own greater than 9.9% of issued and outstanding Shares following the Business Combination.